Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001858681
Registrant Name	Apollo Global Management, Inc.
Registration File Number	333-271275
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A